Basis of Presentation (Details Narrative)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 17, 2015	Jun. 17, 2015	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) Segment	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split, Description	1-for-7.15 reverse stock split	1-for-7.15 reverse stock split
Reverse stock split, ratio		7.15
Number of operating business segment | Segment					1
Net losses			$ 3,080,222	$ 266,408	$ 6,564,956	$ 943,814	$ 2,473,465	$ 2,095,831
Net cash used in operating activities					4,302,569	$ 886,543	1,157,385	1,956,914
Working capital			15,400,000		15,400,000
Accumulated deficit			24,860,127		24,860,127		17,904,319	14,832,812
Cash and cash equivalents			$ 16,244,741		$ 16,244,741		$ 2,747,248	$ 448,226	$ 1,769,837